Finance Lease Receivables - Additional Information (Detail) - Finance Lease Contracts $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Contract value	$ 9,216
Sales leaseback contract value	23,284
Investment income interest	$ 1,507